Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 76,472	$ 79,888
Cash and cash equivalents - Fair Value	76,472	79,888
Note receivable, including current portion - Book Value	602	818
Note receivable, including current portion - Fair Value	602	818
Senior notes - Book Value	(370,424)	(369,260)
Senior notes - Fair Value	(343,373)	(361,549)
Term Loan B Facility - Book Value	(95,812)	(95,669)
Term Loan B Facility - Fair Value	(98,505)	(101,563)
Notes payable, including current portion - Book Value	(26,875)	(31,109)
Notes payable, including current portion - Fair Value	(26,875)	(31,109)
Long-term debt, including current portion - Book Value	(37,075)	(36,708)
Long-term debt, including current portion - Fair Value	$ (37,075)	$ (36,708)